Document and Entity Information	Dec. 04, 2021
Cover [Abstract]
Entity Registrant Name	BELLICUM PHARMACEUTICALS, INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001358403
Document Type	8-K
Document Period End Date	Dec. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36783
Entity Tax Identification Number	20-1450200
Entity Address, Address Line One	3730 Kirby Drive
Entity Address, Address Line Two	Ste. 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	832
Local Phone Number	384-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BLCM
Entity Emerging Growth Company	false